LEASES (Schedule of Future Minimum Lease Payments) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating leases
2023	$ 4,361
2024	3,398
2025	1,570
2026	1,050
2027	720
Thereafter	251
Total future minimum lease payments	11,350
Less: imputed interest	1,006
Total	$ 10,344	$ 11,615